INCOME TAX (Summary of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Provision for vacation, recreation and bad debt	$ 415	$ 560
Provision for other employee related obligations	1,990	1,758
Provision for deferred revenues/expenses and other obligations	6,876	4,207
Other temporary differences, net, non-current	4,055	3,341
Gross deferred income taxes, non-current	13,336	9,866
Deferred income taxes included in long-term investments and other assets	14,452	11,400
Deferred income taxes included in long-term liabilities	(1,116)	(1,534)
Total deferred income taxes	$ 13,336	$ 9,866